Financial risk management - Sensitivity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Change in risk variable, percent	10.00%	10.00%
Foreign currency risk | +10%
Disclosure of credit risk exposure [line items]
Profit/(loss)	$ (205)	$ 1,251
Equity	27,066	19,142
Foreign currency risk | -10%
Disclosure of credit risk exposure [line items]
Profit/(loss)	1,959	(1,529)
Equity	(35,527)	(23,395)
AUD | Foreign currency risk | +10%
Disclosure of credit risk exposure [line items]
Profit/(loss)	0	0
Equity	26,140	17,449
AUD | Foreign currency risk | -10%
Disclosure of credit risk exposure [line items]
Profit/(loss)	0	0
Equity	(31,949)	(21,326)
EUR | Foreign currency risk | +10%
Disclosure of credit risk exposure [line items]
Profit/(loss)	(224)	1,248
Equity	951	1,620
EUR | Foreign currency risk | -10%
Disclosure of credit risk exposure [line items]
Profit/(loss)	1,983	(1,525)
Equity	(3,704)	(1,980)
CHF | Foreign currency risk | +10%
Disclosure of credit risk exposure [line items]
Profit/(loss)	0	0
Equity	(73)	(29)
CHF | Foreign currency risk | -10%
Disclosure of credit risk exposure [line items]
Profit/(loss)	0	0
Equity	89	36
JPY | Foreign currency risk | +10%
Disclosure of credit risk exposure [line items]
Profit/(loss)	0	1
Equity	0	(11)
JPY | Foreign currency risk | -10%
Disclosure of credit risk exposure [line items]
Profit/(loss)	0	(1)
Equity	0	13
GBP | Foreign currency risk | +10%
Disclosure of credit risk exposure [line items]
Profit/(loss)	19	1
Equity	9	33
GBP | Foreign currency risk | -10%
Disclosure of credit risk exposure [line items]
Profit/(loss)	(24)	(2)
Equity	(11)	(40)
CAD | Foreign currency risk | +10%
Disclosure of credit risk exposure [line items]
Profit/(loss)	0	1
Equity	39	80
CAD | Foreign currency risk | -10%
Disclosure of credit risk exposure [line items]
Profit/(loss)	0	(1)
Equity	$ 48	$ (98)